Contract balances (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Balance as of April 1, 2023	₨ 4,296,441	₨ 3,590,019
Less: Revenue recognized during the period	(2,575,119)	(1,702,548)
Add: Invoiced during the period but revenue not recognized	3,412,300	2,420,931
Add: Translation gain or (loss)	3,738	(11,961)
Balance as of March 31, 2024	₨ 5,137,360	₨ 4,296,441